Annual Total Returns - FidelityFund-KPRO - FidelityFund-KPRO - Fidelity Fund - Fidelity Fund - Class K	Aug. 29, 2023
Bar Chart Table:
Annual Return 2013	29.18%
Annual Return 2014	12.98%
Annual Return 2015	3.47%
Annual Return 2016	4.93%
Annual Return 2017	23.95%
Annual Return 2018	(5.16%)
Annual Return 2019	33.58%
Annual Return 2020	26.55%
Annual Return 2021	33.31%
Annual Return 2022	(25.81%)